BUSINESS COMBINATION AND PURCHASE PRICE ALLOCATION (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 08, 2025	Dec. 16, 2024	Dec. 06, 2024	Nov. 07, 2024	Aug. 13, 2024	Feb. 02, 2024	Jul. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 02, 2024	Feb. 06, 2024	Dec. 07, 2023	Nov. 02, 2023
Business Acquisition [Line Items]
Number of new shares issued							18,000
Purchase of warrants								2,959,092		2,959,092
Original issue discount percentage										10.00%
Convertible debt										$ 192,787		$ 145,992
Convertible notes payable												$ 450,000
Interest expense								$ 38,911	$ 96,509	545,268	$ 601,064
PIPE Convertible Notes [Member]
Business Acquisition [Line Items]
Number of new shares issued					190,586
Convertible notes payable										4,068,953
Interest expense										5,922,451
Interest expense other long term debt										4,216,986
Interest expense debt excluding amortization										516,239
PIPE Convertible Loan [Member]
Business Acquisition [Line Items]
Principal amount						$ 15,500,000				4,650,000
Gross proceeds from issuance of debt										$ 4,185,000
Original issue discount percentage										10.00%
Common Class A [Member]
Business Acquisition [Line Items]
Number of new shares issued								662,000		723,068
Common stock shares issued										5,750,274
Common stock remaining exchanged										5,787,978
Purchase of warrants						1,409,091
Common Class A [Member] | PIPE Convertible Notes [Member]
Business Acquisition [Line Items]
Number of new shares issued								2,402,420		13,787,393
Common Class B [Member]
Business Acquisition [Line Items]
Common stock shares issued										1,716,860
Purchase of warrants						1,550,000
Merger Arrangement [Member]
Business Acquisition [Line Items]
Ordinary shares outstanding										13,098
Exhange ratio										57010.00%
Number of new shares issued										7,467,134
Prior Loan Agreement [Member]
Business Acquisition [Line Items]
Principal amount															$ 11,000,000	$ 11,000,000
Purchase Agreement [Member]
Business Acquisition [Line Items]
Principal amount						$ 4,650,000				$ 6,200,000
Convertible debt						4,185,000				$ 5,580,000
Purchase Agreement [Member] | Maximum [Member]
Business Acquisition [Line Items]
Principal amount													$ 10,850,000
Purchase Agreement [Member] | Maximum [Member] | PIPE Convertible Notes [Member]
Business Acquisition [Line Items]
Principal amount						$ 15,500,000								$ 10,850,000
Purchase Agreement [Member] | Minimum [Member]
Business Acquisition [Line Items]
Principal amount													$ 250,000
Purchase Agreement [Member] | Minimum [Member] | PIPE Convertible Notes [Member]
Business Acquisition [Line Items]
Principal amount														$ 250,000
Waiver and Amendment Agreement [Member]
Business Acquisition [Line Items]
Convertible debt	$ 2,520,000	$ 1,890,000
Waiver and Amendment Agreement [Member] | PIPE Convertible Notes [Member]
Business Acquisition [Line Items]
Number of new shares issued				116,959	192,151
Principal amount			$ 2,100,000	$ 3,300,000
Convertible debt			$ 1,890,000	$ 2,970,000
Shares issued				65,790	157,582
Repayment of debt				$ 2,496,686